Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gains (losses) recognized in equity valuation adjustments	R$ 153,755	R$ 282,593	R$ 434,538
Rights and obligations from derivative transactions -Current	8,929	519
Obligations from derivative transactions -Non-Current	5,010,509	17
Fuel Derivative [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	22,255	6,890
Gains (losses) recognized in income (expenses)	(26,454)
Gains (losses) recognized in equity valuation adjustments		(38,100)
Settlements (payments received) during the year		53,465
Payments (Receipts) during the year	(4,479)
Gains (Losses) recognized as foreign exchange variation
Derivatives embedded in new contracts
Rights (obligations) with derivatives as of ending	(8,678)	22,255	6,890
Rights and obligations from derivative transactions -Current	(8,678)
Balances as of beginning		(9,228)
Fair value adjustments during the year		(38,100)
Net reversal to income (expenses)		47,328
Balances as of ending			(9,228)
Effects on income (expenses)	(26,454)
Financial results	(26,454)
Interest Rate Derivative Contracts [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	(536)
Gains (losses) recognized in income (expenses)	124	(688)
Settlements (payments received) during the year		152
Payments (Receipts) during the year	482
Rights (obligations) with derivatives as of ending	70	(536)
Rights and obligations from derivative transactions -Current	70
Balances as of beginning	(290,549)	(296,829)
Net reversal to income (expenses)	6,792	6,280
Balances as of ending	(283,757)	(290,549)	(296,829)
Effects on income (expenses)	(6,698)
Financial results	(6,698)
Foreign Currency Derivatives [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)	(360)	417
Settlements (payments received) during the year		(417)
Payments (Receipts) during the year	769
Rights (obligations) with derivatives as of ending	409
Rights and obligations from derivative transactions -Current	409
Effects on income (expenses)	(360)
Financial results	(360)
Capped Call [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	7,002	107,170
Gains (losses) recognized in income (expenses)	(6,922)	(100,168)
Rights (obligations) with derivatives as of ending	80	7,002	107,170
Rights and obligations from derivative transactions -Current	80
Effects on income (expenses)	(6,922)
Financial results	(6,520)
Financial results - Monetary and foreign exchange variations	(402)
Exchangeable Senior Notes [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	(17,753)	(162,568)
Gains (losses) recognized in income (expenses)	(1,763,530)	144,815
Payments (Receipts) during the year	2,568
Gains (Losses) recognized as foreign exchange variation	1,778,706
Derivatives embedded in new contracts	(5,010,509)
Rights (obligations) with derivatives as of ending	(5,010,518)	(17,753)	(162,568)
Loans and financing	(9)
Obligations from derivative transactions -Non-Current	(5,010,509)
Effects on income (expenses)	(1,763,530)
Financial results	(1,760,298)
Financial results - Monetary and foreign exchange variations	(3,232)
Hedging Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	10,968	(48,508)
Gains (losses) recognized in income (expenses)	(1,797,142)	44,376
Gains (losses) recognized in equity valuation adjustments		(38,100)
Settlements (payments received) during the year		53,200
Payments (Receipts) during the year	(660)
Gains (Losses) recognized as foreign exchange variation	1,778,706
Derivatives embedded in new contracts	(5,010,509)
Rights (obligations) with derivatives as of ending	(5,018,637)	10,968	(48,508)
Rights and obligations from derivative transactions -Current	(8,119)
Loans and financing	(9)
Obligations from derivative transactions -Non-Current	(5,010,509)
Balances as of beginning	(613,353)	(918,801)
Fair value adjustments during the year		(38,100)
Adjustments of hedge accounting of revenue	80,191	175,675
Net reversal to income (expenses)	172,385	167,873
Balances as of ending	(360,777)	(613,353)	(918,801)
Effects on income (expenses)	(2,049,747)
Net revenue	(170,030)
Financial results	(1,800,330)
Financial results - Monetary and foreign exchange variations	(79,387)
Revenue Hedge [Member]
IfrsStatementLineItems [Line Items]
Balances as of beginning	(322,804)	(612,744)
Adjustments of hedge accounting of revenue	80,191	175,675
Net reversal to income (expenses)	165,593	114,265
Balances as of ending	(77,020)	R$ (322,804)	R$ (612,744)
Effects on income (expenses)	(245,783)
Net revenue	(170,030)
Financial results
Financial results - Monetary and foreign exchange variations	R$ (75,753)